Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Result for the year	€ (27,735)	€ (64,204)	€ (60,799)
Adjustments for:
Other income	(3,011)
Depreciation	2,513	2,521	2,329
Results related to associates		8	217
Gain on disposal of associate			(514)
Results on derecognition of subsidiary	(131)
Share-based compensation	3,106	2,869	6,216
Financial income and expense	(1,135)	264	1,889
Results related to derecognition of financial liabilities	(1,866)	1,390
Results related to financial liabilities measured at fair value through profit or loss	(953)	(2,713)	1,880
Income tax (gains) / expenses	(78)	96	117
Changes in working capital	48,956	(4,991)	25,014
Cash generated by / (used in) operations	19,666	(64,760)	(23,651)
Corporate income tax received / (paid)	78	(96)	(117)
Interest received	2,593	106	5
Interest paid	(789)	(3,758)	(2,249)
Net cash generated by / (used in) operating activities	21,548	(68,508)	(26,012)
Cash flow from investing activities
Purchases of property, plant and equipment	(1,371)	(708)	(484)
Proceeds from sale of property, plant and equipment	60	6	59
Proceeds from sale of intellectual property	7,940
Transaction costs on sale of intellectual property	(2,351)
Net cash generated by / (used in) investing activities	4,278	(702)	(425)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		14,122	108,477
Proceeds from exercise of share options	354	34	1,518
Proceeds from borrowings			1,137
Repayment of convertible loans	(1,008)	(43,372)
Proceeds from convertible loans			26,520
Repayment of lease liability	(1,621)	(1,674)	(820)
Net cash generated by / (used in) financing activities	(2,275)	(30,890)	136,832
Net increase / (decrease) in cash and cash equivalents	23,551	(100,100)	110,395
Currency effect cash and cash equivalents	599	7,351	1,291
Cash and cash equivalents at the beginning of the year	94,775	187,524	75,838
Cash and cash equivalents at the end of the year	€ 118,925	€ 94,775	€ 187,524